SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2022	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021	Apr. 28, 2022
Subsequent Event [Line Items]
Aggregate consideration			$ 196,277	$ 9,852
Subsequent Event
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount					$ 803,700
ADS | Subsequent Event
Subsequent Event [Line Items]
Number of ADS repurchased	13,492,942
Aggregate consideration		$ 49,794